Income Taxes - Reconciliation of income tax computed at federal statutory tax rate to total income tax expense (Details) - Adagio Medical Inc - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income tax reconciliation, amount
Income tax benefit at federal statutory rate			$ (7,684)	$ (4,972)
Permanent adjustments			448	28
Change in FV of convertible note			1,456
NOL true-up adjustment			2,922
Foreign rate differential			(11)	18
Change in federal valuation allowance			$ 2,869	$ 4,926
Income tax reconciliation, percent
Income tax benefit at federal statutory rate			21.00%	21.00%
Permanent adjustments			(1.20%)	(0.10%)
Change in FV of convertible note			(4.00%)
NOL true-up adjustment			(8.00%)
Foreign rate differential			0.00%	0.10%
Change in federal valuation allowance			(7.80%)	(20.80%)
Effective tax rate for the company's operations	0.00%	0.00%